Offerings - Offering: 1	Nov. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $.01 per share
Amount Registered | shares	11,301,323
Proposed Maximum Offering Price per Unit	94.87
Maximum Aggregate Offering Price	$ 1,072,156,513.01
Fee Rate	0.01381%
Amount of Registration Fee	$ 148,064.81
Offering Note	This Registration Statement registers 11,301,323 shares of Class A common stock. This Registration Statement also covers, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $94.87, which is the average of the high and low sales prices of the registrant's Class A common stock on November 3, 2025 as reported on the New York Stock Exchange.